Employee Benefits - Full-time employee equivalents (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number and average number of employees
General & Aministration	15.8	9.0	5.8
IP & Trademark	1.0	0.0	1.0
Research & Development	17.0	10.8	10.6
Clinical & Regulatory Affairs	22.2	23.2	8.2
Quality Assurance & Regulatory	14.0	7.9	5.9
Operations	24.0	15.0	9.0
Therapy Development (including the sales team)	11.8	6.0	2.0
Total	105.8	71.9	42.5